Recorded Purchase Price	6 Months Ended
Nov. 30, 2012
Business Combinations [Abstract]
Recorded Purchase Price
Red Mountain recorded the purchase price as follows:

Purchase Price:
Fair value of 20,542,009 Red Mountain shares exchanged for Cross Border common stock	$18,282,388
Cash acquisition of Cross Border common stock	$3,491,793
Acquisition of Cross Border note payable and accrued interest	$697,039
Total consideration paid	$22,471,220

Add: Estimated Fair Value of Liabilities Assumed:
Accounts payable	$4,608,926
Asset retirement obligations	3,329,192
Environmental liability	2,100,000
Line of credit	8,750,000
Creditors payable	1,352,783
Accrued expense and other liabilities	114,692
Amount attributable to liabilities assumed	20,255,593
Noncontrolling interest	6,358,594
Total purchase price	$49,085,407

Estimated Fair Value of Net Assets Acquired:
Cash	$279,233
Accounts receivable	3,147,226
Prepaid and other current assets	450,615
Derivative assets	34,976
Other property and equipment	51,726
Proven oil and gas assets	19,959,000
Unproven oil and gas assets	25,108,307
Other long-term assets	54,324
Amount attributable to net assets acquired	$49,085,407

The historical consolidated financial statements have been adjusted in the pro forma financial statements to give effect to pro forma events that are: (1) directly attributable to the Acquisition; (2) factually supportable; and (3) with respect to the pro forma statements of operations, expected to have a continuing impact on the combined results of Red Mountain and Cross Border following the Acquisition. The pro forma financial statements do not reflect any cost savings (or associated costs to achieve such savings) from operating efficiencies or synergies that could result from the Acquisition, nor do they include any potential revenue or earnings enhancements that may be achieved with the combined capabilities of the companies.

Assumptions and estimates underlying the unaudited adjustments to the pro forma financial statements (the “pro forma adjustments”) are described in the accompanying notes to the pro forma financial statements. Since the pro forma financial statements have been prepared based on preliminary estimates, the final amounts recorded may differ materially from the information presented, as described further in the accompanying notes.

These unaudited pro forma combined financial statements are provided for illustrative purposes only and are not necessarily indicative of the results that actually would have occurred had the transactions been in effect on the dates or for the periods indicated or of results that may occur in the future. The pro forma financial statements should be read in conjunction with (1) the historical consolidated financial statements and accompanying notes and “Management’s Discussion and Analysis of Financial Condition and Results of Operations,” which are set forth in Red Mountain’s Annual Report on Form 10-K for the fiscal year ended May 31, 2012 and in Red Mountain’s Quarterly Report on Form 10-Q for the quarters ended November 30, 2012 and 2011, and (2) the historical consolidated financial statements and accompanying notes and “Management’s Discussion and Analysis of Financial Condition and Results of Operations,” which are set forth in Cross Border’s Annual Report on Form 10-K for the year ended December 31, 2012, and in Cross Border’s Quarterly Reports on Form 10-Q for the quarters ended June 30, 2012 and 2011.